UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2007
                                               --------------

Check here if Amendment [];
         This Amendment (Check only one.):
                        []  is a restatement.
                        []  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 RIVERWALK BLVD., BLDG 2A
         RIDGELAND, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC      April 27, 2007
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:      64
                                        -------------

Form 13F Information Table Value Total:    193,160
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

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FORM 13F INFORMATION TABLE

							MANAGE-
NAME OF ISSUER	TITLE OF	CUSIP	VALUE	SHRS	MENT	MANA-	AUTHORITY
		CLASS					DISC	GERS	SOLE


AFLAC INC	COMMON	^001055102	2900	61615	SOLE	N/A	61615
ALBEMARLE CORP	COMMON	^012653101	3838	92835	SOLE	N/A	92835
AM INTERNATIONALCOMMON	026874107	2881	42865	SOLE	N/A	42865
AMGEN INC	COMMON	031162100	726	12991	SOLE	N/A	12991
ARCHER-DANIELS	COMMON	039483102	5226	142385	SOLE	N/A	142385
ARROW INTERN 	COMMON	042764100	2958	91980	SOLE	N/A	91980
AT&T INC	COMMON	0206R201	286	7252	SOLE	N/A	7252
AUTOMATIC DATA 	COMMON	053015103	4343	89732	SOLE	N/A	89732
BANK OF AMERICA COMMON	^060505104	6969	136596	SOLE	N/A	136596
BB&T CORP	COMMON	^054937107	1260	30721	SOLE	N/A	30721
BP PLC-SPONSADR	COMMON	^055622104	463	7143	SOLE	N/A	7143
CATERPILLAR INC	COMMON	149123101	5521	82370	SOLE	N/A	82370
CITIGROUP INC	COMMON	172967101	5420	105578	SOLE	N/A	105578
CROSSTEX ENERGY COMMON	22765U102	415	11520	SOLE	N/A	11520
DNP SELECT INCD	COMMON	23325P104	142	12600	SOLE	N/A	12600
DUFF & PHELPS 	COMMON	26432K108	135	11700	SOLE	N/A	11700
EATON VANCE 	COMMON	278265103	5497	154250	SOLE	N/A	154250
ECOLAB INC	COMMON	278865100	1403	32620	SOLE	N/A	32620
EMERSON ELEC	COMMON	291011104	892	20712	SOLE	N/A	20712
ENBRIDGE ENERGY	COMMON	29250R106	7594	135880	SOLE	N/A	135880
ENERGY TRANSFER	COMMON	29273R109	5981	102660	SOLE	N/A	102660
ENTERPRISE PROD	COMMON	293792107	8334	262071	SOLE	N/A	262071
EQUITABLE RES	COMMON	294549100	211	4370	SOLE	N/A	4370
EXXON MOBIL 	COMMON	30231G102	2021	26789	SOLE	N/A	26789
FRANKLIN ELEC	COMMON	353514102	2320	49907	SOLE	N/A	49907
GENERAL ELECT	COMMON	369604103	6927	195903	SOLE	N/A	195903
GENZYME CORP	COMMON	372917104	366	6100	SOLE	N/A	6100
IBM		COMMON	459200101	3545	37605	SOLE	N/A	37605
JOHNSON & JOHNS	COMMON	478160104	3823	63444	SOLE	N/A	63444
JPMORGAN CHASE 	COMMON	46625H100	1042	21548	SOLE	N/A	21548
KINDER MORGAN 	COMMON	494550106	1173	22270	SOLE	N/A	22270
LINEAR TEACHNOL	COMMON	535678106	2589	81935	SOLE	N/A	81935
MAGELLAN MIDST 	COMMON	55907R108	9316	199070	SOLE	N/A	199070
MCDONALD'S CORP	COMMON	580135101	5182	115040	SOLE	N/A	115040
MEDTRONIC INC	COMMON	585055106	3195	65120	SOLE	N/A	65120
MERIDIAN BIOSCI	COMMON	589584101	1932	69595	SOLE	N/A	69595
MICROSOFT CORP	COMMON	594918104	281	10070	SOLE	N/A	10070
NATURAL RESOURC	COMMON	63900P103	9202	136940	SOLE	N/A	136940
NUSTAR ENERGY	COMMON	67058H102	3648	54678	SOLE	N/A	54678
NUVEEN INVESTME	COMMON	67090F106	1422	30065	SOLE	N/A	30065
NUVEEN PENN  	COMMON	670972108	180	12800	SOLE	N/A	12800
ONEOK PARTNERS 	COMMON	682680103	776	11500	SOLE	N/A	11500
PAYCHEX INC	COMMON	704326107	1649	43540	SOLE	N/A	43540
PENN VIRGINIA  	COMMON	707884102	297	10650	SOLE	N/A	10650
PEPSICO INC	COMMON	713448108	3089	48600	SOLE	N/A	48600
PFIZER INC	COMMON	717081103	3988	157860	SOLE	N/A	157860
PIMCO CORPORATE	COMMON	72200U100	689	42100	SOLE	N/A	42100
PIMCO MUNI 	COMMON	72200N106	245	15700	SOLE	N/A	15700
PLAINS ALL AM 	COMMON	726503105	5375	93300	SOLE	N/A	93300
PRAXAIR INC	COMMON	74005P104	3922	62305	SOLE	N/A	62305
PRINCIPAL FIN 	COMMON	74251V102	245	4100	SOLE	N/A	4100
PROCTER & GAMBL	COMMON	742718109	4204	66564	SOLE	N/A	66564
PROGRESS ENERGY	COMMON	74326T108	201	3988	SOLE	N/A	3988
ROPER INDUSTRIE	COMMON	776696106	5441	99135	SOLE	N/A	99135
STAPLES INC	COMMON	855030102	661	25575	SOLE	N/A	25575
STATE STREET 	COMMON	857477103	4329	66854	SOLE	N/A	66854
SUNOCO LOGIST	COMMON	86764L108	10448	176360	SOLE	N/A	176360
SYNOVUS FINAN 	COMMON	8716C0105	2011	62180	SOLE	N/A	62180
TEPPCO PARTNER 	COMMON	872384102	497	11200	SOLE	N/A	11200
UNITED TECH	COMMON	913017109	4203	64665	SOLE	N/A	64665
UNIVERSAL STAIN	COMMON	913837100	366	7706	SOLE	N/A	7706
US BANCORP	COMMON	902973304	3272	93555	SOLE	N/A	93555
WACHOVIA CORP	COMMON	929903102	1698	30842	SOLE	N/A	30842
WILLIAMS PART 	COMMON	96950F104	3995	83715	SOLE	N/A	83715

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